Summary of Significant Accounting Policies - Additional Information (Details) ¥ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) Customer Segment	Dec. 31, 2023 USD ($) Customer Segment	Dec. 31, 2022 CNY (¥) Segment Customer	Dec. 31, 2021 CNY (¥) Segment Customer	Dec. 29, 2023 ¥ / shares	Jan. 01, 2023 CNY (¥)	Jan. 01, 2022 CNY (¥)	Jan. 01, 2021 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Cash provided by or (used in) operating activities	¥ 243,898,000	$ 34,351	¥ 881,297,000	¥ (1,017,962,000)
Cash provided by or (used in) investing activities	172,013,000	24,228	(516,683,000)	(670,402,000)
Cash provided by or (used in) financing activities	68,703,000	$ 9,677	(186,043,000)	2,289,623,000
Calculated rate per share | ¥ / shares					¥ 7.0999
Write-down of inventory	45,749,000		8,931,000	2,595,000
Property and equipment impairment loss	0		0	0
Impairment long-lived assets				0
Intangible assets impairment losses			206,925,000
Goodwill impairment loss	0		1,819,926,000	0
Unrealized gain (loss) from fair value changes of short term investments	(1,303,000)		0	467,000
Equity method investment impairment loss	0		12,186,000	0
Impairment loss of investments measured at measurement alternatives				16,500,000
Contract asset	0		0
Contract liabilities	119,715,000		195,369,000			¥ 195,369,000	¥ 211,964,000	¥ 33,884,000
Contract cost	0		0	0
Advertising expense	124,658,000		82,921,000	82,340,000
Employee benefit expenses	101,858,000		101,204,000	93,142,000
Unrecognized tax benefits, income tax penalties and interest expense	0		0	¥ 0
Accounts receivable	¥ 56,813,000		¥ 150,621,000
Number of operating segments | Segment	1	1	1	1
Long-Lived Assets
Summary Of Significant Accounting Policies [Line Items]
Discount rate			19.00%
Royalty saving rate			1.00%
Goodwill
Summary Of Significant Accounting Policies [Line Items]
Discount rate			17.00%
Terminal growth rate			3.00%
NCC
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses			¥ 14,733,000
NCC | Paipai
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses	¥ 0		200,708,000	¥ 0
Brand Names
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses			185,975,000
Brand Names | Paipai
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses	¥ 0		200,708,000	¥ 0
Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses			¥ 6,217,000
Customer | Net Revenues | Customers
Summary Of Significant Accounting Policies [Line Items]
Number of customers | Customer	0	0	0	0
Percentage of concentration risk	10.00%	10.00%	10.00%	10.00%
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Dec. 31, 2021
Paipai Marketplace
Summary Of Significant Accounting Policies [Line Items]
Number of warranty period for pre-owned consumer				1 year
Level 2
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities level 2 measured at fair value	¥ (4,545,000)		¥ (36,432,000)	¥ (11,627,000)
Level 3
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities measured at fair value	¥ 0		¥ (2,109,443,000)	¥ (16,500,000)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)